Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
7.
Asset Retirement Obligations
The Company’s asset retirement obligations include the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio.
The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2020	$222,876
Additions to asset retirement obligations	176
Accretion expense	1,001
Liabilities settled	(1,162)

Balance at March 31, 2021	$222,891

(10) Asset Retirement Obligation
The Company’s asset retirement obligation includes the costs associated with the removal of its structures, resurfacing of the land and retirement cost, if applicable, related to the Company’s outdoor advertising portfolio. The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2018	$222,989
Additions to asset retirement obligations	2,529
Accretion expense	4,260
Liabilities settled	(3,641)

Balance at December 31, 2019	$226,137
Additions to asset retirement obligations	658
Accretion expense	4,135
Liabilities settled	(8,054)

Balance at December 31, 2020	$222,876